Stockholders' Equity - Summary of Stock Options Outstanding and Exercisable (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	222,000	198,000
Stock options exercisable	102,000	80,000
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 4.66	$ 6.04
Number of stock options outstanding	79,000	9,000
Weighted average remaining contractual life (years)	9 years 5 months 1 day	9 years 7 months 20 days
Stock options exercisable	15,000
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 6.04	$ 8.79
Number of stock options outstanding	9,000	64,000
Weighted average remaining contractual life (years)	8 years 10 months 20 days	9 years 1 month 6 days
Stock options exercisable	2,000
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 8.79
Number of stock options outstanding	34,000	6,000
Weighted average remaining contractual life (years)	8 years 4 months 2 days	9 years 3 months 18 days
Stock options exercisable	14,000	6,000
Exercise Price Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 12.75
Exercise Price Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 16.25
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	6,000	83,000
Weighted average remaining contractual life (years)	8 years 6 months 10 days	8 years 3 days
Stock options exercisable	6,000	40,000
Exercise Price Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 12.75	$ 30.5
Exercise Price Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 16.25	$ 48
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	73,000	14,000
Weighted average remaining contractual life (years)	7 years 6 months 21 days	7 years 10 months 20 days
Stock options exercisable	44,000	13,000
Exercise Price Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 30.5	$ 62
Exercise Price Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 48	68.5
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 85
Number of stock options outstanding	13,000	21,000
Weighted average remaining contractual life (years)	7 years 21 days	7 years 2 months 19 days
Stock options exercisable	13,000	20,000
Exercise Price Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 62
Exercise Price Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	68.5
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 85
Number of stock options outstanding	7,000	1,000
Weighted average remaining contractual life (years)	6 years 5 months 15 days	2 years 5 months 23 days
Stock options exercisable	7,000	1,000
Exercise Price Seven [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 1,055
Exercise Price Seven [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 2,660
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	1,000
Weighted average remaining contractual life (years)	2 years 1 month 9 days
Stock options exercisable	1,000
Exercise Price Eight [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 304.95
Exercise Price Eight [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2,660